Expense Example - Consumer Goods UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	623	1,091	2,387	281	923	1,590	3,372